Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

8. GOODWILL AND INTANGIBLE ASSETS

Goodwill

During the Successor Period, goodwill was allocated to reporting segments proportionately based on Segment EBITDA (as defined in Note 18, Reportable Segments). Changes in the carrying amount of goodwill for December 31, 2018 (Successor) are as follows (in thousands):

	Production Services		Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2017 (Predecessor)	$			182,053
Elimination of Predecessor goodwill				(182,053)
Acquisition of business		416,494	154,046	570,540
Balance as of December 31, 2018 (Successor)		$416,494	154,046	570,540

Intangible assets subject to amortization, net

The following is the weighted average amortization period for intangible assets subject to amortization (in years):

Amortization
Customer contracts	10
Trademarks and trade names	8
Total intangible assets	9.6

The details of our intangible assets subject to amortization are set forth below (in thousands):

	Successor			Predecessor
	December 31, 2018			December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$121,500	$(7,088)	$114,412	$58,770	$(58,760)	$10
Trademarks and trade names	25,500	(1,860)	23,640	-	-	-
Total intangible assets	$147,000	$(8,948)	$138,052	$58,770	$(58,760)	$10

The aggregate amortization expense for each of the five years subsequent to December 31, 2018 is approximately $15 million.